Distribution of Depreciation and Amortization by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 17,046	$ 14,395	$ 33,944	$ 28,843
Ireland
Segment Reporting Information [Line Items]
Depreciation and amortization	7,979	6,508	15,864	12,480
Rest of Europe
Segment Reporting Information [Line Items]
Depreciation and amortization	1,624	1,371	3,163	3,029
U.S.
Segment Reporting Information [Line Items]
Depreciation and amortization	6,302	5,581	12,601	11,529
Rest of World
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 1,141	$ 935	$ 2,316	$ 1,805